SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

Exercise of Somahlution Warrants at Reduced Exercise Price

As part of the Somahlution acquisition, completed on July 30, 2020, the Company issued a total of 10,000,000 restricted shares of common stock and five-year warrants to purchase an additional 2,999,955 shares of common stock with an exercise price of $5.00 per share. On April 13, 2023, the Company delivered offer letter agreements (the “Somahlution Warrant Offer Letter Agreements”) to the warrant holders which offered to exercise the warrants to purchase the number of restricted shares of common stock at the exercise price reduced by the Company from $5.00 to $0.10 per share on or prior to April 21, 2023 for maximum cash proceeds of $299,996. As of May 15, 2023, the warrant holders exercised their warrants to purchase 2,652,159 shares of common stock for gross proceeds of $265,216 (the “Warrant Exercise”).

Adjustment to Conversion Price of Convertible Notes and Exercise Price of Class C Warrants

As described in Note 7, from May 2021 to August 2022, the Company conducted a series of Units Private Placements of units consisting of 10% secured convertible promissory notes and accompanying warrants, as were modified or amended from time to time.

At the time of the Warrant Exercise, the Convertible Notes were convertible at a conversion price of $1.75 per share and the Class C Warrants were exercisable at an exercise price of $2.25 per share. Outstanding Convertible Notes have underlying principal of $14,471,177, and outstanding Class C Warrants were exercisable to purchase a total of 16,538,473 shares of common stock. In connection with the transaction contemplated by the Somahlution Warrant Offer Letter Agreements and certain unrelated matters, the Company obtained exercise and conversion rights waivers and amendments from certain holders of the Convertible Notes and Class C Warrants, which reduced the principal underlying Convertible Notes with conversion rights to Convertible Notes with a total of $4,471,177 in principal, and reduced outstanding Class C Warrants with exercise rights to Class C Warrants having exercise rights to Class C Warrants exercisable to purchase 5,109,904 shares of common stock. As a result of the Warrant Exercise and pursuant to the adjustment provisions described above, the conversion price of the Convertible Notes and the exercise price of the Class C Warrants adjusted to $0.10 per share. As a result of these adjustment provisions and the conversion and exercise terms of the Convertible Notes and Class C Warrants, the number of shares into which the Convertible Notes may be converted adjusted from 2,554,944 shares of common stock, not including shares convertible from interest under the Convertible Notes, to 44,711,770 shares of common stock, not including shares convertible from interest under the Convertible Notes, subject to rounding adjustments, and the number of shares that the Class C Warrants may be exercised to purchase adjusted from 5,109,904 shares of common stock to 114,972,840 shares, subject to rounding adjustments.

Promissory Note Repayment Default

The Company did not repay the unsecured promissory note to Walleye Opportunities Master Fund Ltd. on the maturity date of May 7, 2023. Therefore, subsequently to the quarter end, on May 7, 2023, the principal amount was increased to $1,250,000 as stipulated in the agreement.

12. Subsequent Events

Pursuant to Unit Purchase Agreement (see Note 7), on January 12, 2023, the Company and Univest has signed a Letter for the investors in the Units Private Placement, dated January 12, 2023 (the “Letter Agreement”), where the parties agreed that simultaneously with any adjustment to the exercise price under the Class C Warrants as a result of any equity issuances, not including qualified financings and certain other exempt issuances, the number of shares of Common Stock that may be purchased under the Class C Warrants will be increased such that the aggregate exercise price of such shares will be the same as the same as the aggregate exercise price in effect immediately prior to the adjustment, without regard to any limitations on exercise contained in the Class C Warrants, including the beneficial ownership limitation described above. The Letter Agreement was approved by the Board on January 18, 2022.

On February 6, 2023, the Company entered into a securities purchase agreement with Walleye Opportunities Master Fund Ltd (“Investor”) pursuant to which the Company issued to the Investor an Unsecured Subordinated Convertible Promissory Note (the “Note”) in the aggregate principal amount of $1,000,000 (the “Subscription Amount”) and a Class D Common Stock Purchase Warrant (the “Warrant”) to purchase up to a number of shares of the Company’s common stock equal to the quotient of 250% of the Subscription Amount divided by the price per share at which shares are sold in the Public Offering (as defined below) (the “Warrant Shares”).

The principal amount of the Note must be repaid in full by the Company to the holder of the Note on or before the date that is 90 days following the issuance of the Note, or May 7, 2023 (the “Maturity Date”). If all obligations arising under the Note are not paid or otherwise satisfied in full on the Maturity Date, then the principal amount of the Note shall be increased from $1,000,000 to $1,250,000. The Note bears no interest. If an event constituting an event of default under the Note occurs, including non-payment, defaults of covenants, an adverse judgment for payment of $500,000 or more, defaults on certain other indebtedness, bankruptcy-type events, or failure to maintain directors and officers insurance coverage of at least $1,000,000, and such event of default is not cured with the period specified, the obligations of the Company under the Note will become subject to immediate repayment obligations. As of March 24, 2023 the Note has not been repaid by the Company.